Related Parties Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties Transactions and Balances [Apstract]
Schedule of Related Parties

The table below shows the major related parties and their relationships with the Company as of December 31, 2025 and June 30, 2026:

Name of related parties	Relationship with the Company
Mr. Jianfei Zhang(a)	Controlling shareholder and CEO of the Company
Mr. Pengfei Zhang(b)	Director of the Company

Schedule of Balances with Related Parties

As of December 31, 2025 and June 30, 2026, the balances with related parties were as follows:

	As of
	December 31, 2025	June 30, 2026
Advance to related parties
Mr. Jianfei Zhang(a)	$16,203	$-
Due to related parties
Mr. Jianfei Zhang(a)	$-	$290,077

(a)	The Company maintains related-party advances with Mr. Jianfei Zhang, our CEO. Amounts due from Mr. Zhang represent funds advanced to him as petty cash for business-related expenses including business trips and other costs supporting business expansion. Amounts due to Mr. Zhang represent borrowings received from Mr. Zhang. All such related-party advances are non-interest bearing and have no fixed repayment terms.

(b)	Mr. Pengfei Zhang, a director of the Company, provided an unsecured personal guarantee to Beijing Rural Commercial Bank for the above-mentioned bank loan of the Company. The guarantee was maintained following the amendment of the loan agreement extending the maturity date to March 16, 2027. No consideration was received by Mr. Pengfei Zhang for providing such guarantee.